Transactions with Related Parties (Details)	0 Months Ended	12 Months Ended				0 Months Ended		1 Months Ended		12 Months Ended	0 Months Ended				12 Months Ended
	Jun. 01, 2014 EUR (€)	Dec. 31, 2014 USD ($) Vessel	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 EUR (€)	Mar. 16, 2015 Subsequent Event [Member] USD ($)	Mar. 15, 2015 Subsequent Event [Member] EUR (€)	Feb. 28, 2015 Subsequent Event [Member] EUR (€)	Jan. 31, 2015 Subsequent Event [Member] EUR (€)	Dec. 31, 2014 Subsequent Event [Member] EUR (€)	Jan. 04, 2012 United Capital Investments Corp. [Member] USD ($) Entity	Sep. 29, 2014 Plaza Shipholding Corp [Member] USD ($) Entity	Jun. 24, 2014 Plaza Shipholding Corp [Member] USD ($) Entity	Dec. 19, 2014 Jelco Delta Holding Corp [Member] USD ($) Entity	Dec. 31, 2014 EST and Safbulk Pty Agreement [Member] USD ($) Vessel	Dec. 31, 2014 Safbulk Brokerage Agreement [Member] USD ($)	Dec. 31, 2013 Safbulk Brokerage Agreement [Member] USD ($)	Dec. 31, 2012 Safbulk Brokerage Agreement [Member] USD ($)	Dec. 31, 2011 Swissmarine and BET Fighter/ BET Scouter Agreement [Member]	Dec. 31, 2011 Safbulk Maritime and BET Scouter Agreement [Member]	Dec. 31, 2011 Swissmarine and BET Intruder Agreement [Member] USD ($)	Dec. 31, 2011 Safbulk Maritime and BET Intruder Agreement [Member]	Dec. 31, 2011 Swissmarine and BET Prince Agreement [Member]	Dec. 31, 2011 Safbulk Maritime and BET Prince Agreement [Member]	Dec. 31, 2012 Swissmarine and BET Commander Agreement [Member]	Dec. 31, 2012 Safbulk Maritime and BET Commander Agreement [Member]
Release from related parties liabilities [Abstract]
Number of remaining vessels		4													4
Closing date of delivery and settlement agreement with Piraeus Bank S.A.															March 11, 2014
Liabilities released															$ 9,819,000
Equity Injection [Abstract]
Common shares issued (in shares)											4,641,620	1,600,000	1,890,000	4,440,000
Net proceeds from issuance of common stock		3,204,000	0	10,000,000		4,500,000					10,000,000	960,000	1,134,000	1,110,000
Price per share (in dollars per share)											$ 2.15442
Number of trading days											5 days
Number of entities											4	2	2	1
Date common shares issued											January 31, 2012	September 30, 2014	June 27, 2014	December 30, 2014
Technical Management Agreement [Abstract]
Fixed daily fee per vessel		$ 450	$ 450	$ 450
Management Fees per month		122,000	743,000	1,625,000
Brokerage Agreement [Abstract]
Voyage expenses related parties		24,000	313,000	532,000												24,000	313,000	532,000
Related party commissions for vessel disposals			40,000	392,000
Charter Agreements [Abstract]
Charter party agreement date																			June 16, 2011		June 16, 2011		October 7, 2011		July 24, 2012
Minimum months of charter period																			11 months		11 months		11 months
Maximum months of charter period																			13 months		13 months		13 months
Daily gross charter rate																					12.3
Charter commencement date																			June 1, 2011		September 16, 2011		November 1, 2011		August 23, 2012
Charter party agreement expiration date																					July 29, 2012
Charter Party Rate Details																			Gross daily rate equal to the adjusted time charter average of the Baltic Capesize Index.				Gross daily rate equal to the adjusted time charter average of the Baltic Capesize Index.
Address commission (in hundredths)																			3.75%		3.75%		3.75%		3.75%
Brokerage commission (in hundredths)																1.25%	1.25%	1.25%		1.25%		1.25%		1.25%		1.25%
Commissions - related party		0	0	298,000
Vessel revenue - related party		0	0	8,221,000
Off-hire expenses - related party		0	0	261,000
Property Lease Agreement [Abstract]
Executive Offices Lease Agreement Date		November 17, 2008
Executive Offices Lease Agreement Initial Expiry Date		Nov. 16, 2011
Executive Offices Lease Agreement Subsequent Expiry Date		February 28, 2014
Monthly Lease Payment In Eur	15,000				25,000		12,500	25,000	25,000	25,000
Number of months of rent guarantee		3 months
Rent guarantee		55,000	103,000
Office rental expense related parties		$ 309,000	$ 412,000	$ 402,000